Subsequent Events (Tables) (Clinical trial services)	12 Months Ended
Dec. 31, 2012
Clinical trial services
Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$367
Cash and cash equivalents	939
Accounts receivable	11,614
Prepayments and other current assets	442
Income taxes receivable	2,646
Accounts payable	(306)
Other liabilities	(2,380)
Non-current other liabilities	(156)

Total	$13,166